SCOTT BENSON REAL ESTATE INC - Schedule of fair values of the acquired assets and assumed liabilities (Details) - Scott Benson Real Estate Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 1
Receivable Accounts	1,479
In Trust Cash	1,383
Accounts Payables and Accrued Liabilities	(1,462)
Held in Trust Funds	(1,383)
Other Payables	(18)
Net Assets Acquired	0
Consideration Paid	0
Gain from Bargain Purchase	0
Cash Flow
Consideration Paid	0
Cash Acquired	1
Cash From Investing Activities	$ 1